As filed with the Securities and Exchange Commission on December 6, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3802

LEHMAN BROTHERS INCOME FUNDS

 (Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

Lehman Brothers Income Funds

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

Neuberger Berman

Government Money Fund

Semi-Annual Report

September 30, 2007

Neuberger Berman Management Inc." and the individual Fund name in this report are either service marks or registered service marks of Neuberger Berman Management Inc. ©2007 Neuberger Berman Management Inc. All rights reserved. ©2007 Lehman Brothers Asset Management LLC. All rights reserved.

Chairman's Letter

Dear Fellow Shareholder,

I am pleased to present to you this semi-annual report for the Neuberger Berman Government Money Fund for the period ended September 30, 2007. The report includes portfolio commentary, a listing of the Fund's investments, and its financial statements for the reporting period.

The period was marked by extreme volatility in both credit and equity markets, as the housing decline finally began to affect the broader fixed income markets. Beginning in July, reports of problems at two hedge funds began to unsettle investors, leading to a flight to the safety of Treasuries that dislocated short-term rates. After using a variety of available policy levers during the worst of the crisis, the Federal Reserve took strong action in September by cutting the Fed Funds rate by 50 basis points, in an effort to prevent credit issues from affecting the broader economy.

The Fund performed admirably and as expected throughout the period. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that seeks to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients' principal and maintain daily liquidity and diversification.

Sincerely,

PETER SUNDMAN

CHAIRMAN OF THE BOARD

NEUBERGER BERMAN GOVERNMENT MONEY FUND

Neuberger Berman Government Money Fund Portfolio Commentary

The Neuberger Berman Government Money Fund Investor Class delivered positive returns and outperformed its benchmark, the iMoneyNet Money Fund Report Government & Agencies Retail Average during the six months ended September 30, 2007.

The Federal Reserve remained on hold throughout most of the period, with rates at 5.25%. The minutes from the Federal Open Market Committee's March meeting (released in April) indicated the Fed's reluctance to cut rates, given the level of inflation-despite the slowing of the economy. However, market expectations for a rate cut remained in place, as seen by a gradual drop in short-term Treasury yields. In April, a demand and supply imbalance drove the yield on the three-month U.S. Treasury bill to its lowest level since June 2006, and this yield dropped lower still in June as prices increased. Beginning in July, worries about reports of large losses at hedge funds in the subprime and collateralized debt space led to a flight-to-quality bid for Treasuries and a slight widening of risk premiums in the market.

New challenges arose in July for the credit markets, as the perceived risk of owning corporate bonds soared. Investors became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. While the Fed left rates unchanged at its August 7 meeting, citing the risk that inflation would "fail to moderate," the central bank did acknowledge the ongoing housing correction and tighter credit conditions as issues.

Shortly thereafter, in response to the deepening turmoil in the markets, the Fed lowered the Discount rate (the interest rate charged to banks), began accepting a wider range of collateral at the discount window and added substantial additional reserves to the banking system. These steps were seen by many as a "surgical approach," in which all the levers of monetary policy available to the Fed would be employed, in contrast to a hasty move to lower the Fed Funds rate.

September brought the release of August payroll figures, which were negative for the first time in four years, as well as a sharp revision to the prior two months' figures-and seen as apparent proof that the employment situation appeared to be worsening. (August payroll figures were adjusted upward in October) This, coupled with a housing market that continued to see declining prices and higher inventories, heightened the Fed's interest in preempting any material effects on economic growth.

As a result, the Fed reduced the Fed Funds rate by 50 basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50 basis point reduction. In taking rates lower, the Federal Open Market Committee commented that the action was "intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in the financial markets." The committee added that it was prepared to "act as needed to foster price stability and sustainable economic growth."

After an impressive rally, the two-year U.S. Treasury note closed out September at below 4% for the first time since 2005, finishing the period yielding 3.99%, while the 10-year note finished at 4.59% and the three-month U.S. Treasury bill yielded 3.80%.

The U.S. economy has been extremely resilient thus far. However, we anticipate that further deterioration in the housing market will start to take its toll on the consumer and ultimately business investment. The market is suffering from a crisis of confidence, and while the Fed remains reluctant to take rates lower, we believe that the easing cycle may continue.

Neuberger Berman Government Money Fund

For the six months ended September 30, 2007, the Neuberger Berman Government Money Fund Investor Class returned 2.42% compared to the iMoneyNet Money Fund Report Government & Agencies Retail Average's 2.28%. The Fund closed the period with a 4.66% seven-day current yield and a 4.77% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures.

Sincerely,

JOHN C. DONOHUE AND SCOTT F. RIECKE

PORTFOLIO CO-MANAGERS

GOVERNMENT MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	59.4%
8 - 30 Days	11.2
31 - 90 Days	20.8
91 - 180 Days	6.1
181+ Days	2.5

PERFORMANCE HIGHLIGHTS

		For the 7 Days Ended 9/30/2007
	Inception Date	Current Yield[2]	Effective Yield[2]
Government Money Fund Fund[1]	11/14/1983	4.66%	4.77%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.nb.com/performance. The composition, industries and holdings of the fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Endnotes

1	Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund through 10/31/2010, so that the total annual operating expenses of that class are limited to 0.45% of average net assets. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended September 30, 2007, there was no reimbursement of expenses by Management to the Fund.

2	"Current yield" of a money market fund refers to the income generated by an investment in a Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is not a guarantee of future results.

3	Unaudited performance data current to the most recent month-end are available at www.nb.com.

Glossary of Indices

The iMoneyNet Money Fund Report Government & Agencies Retail Average:	Measures the performance of retail money market mutual funds which invest in obligations of the U.S. Treasury (T-Bills), repurchase agreements, or U.S. Government Agency securities.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described index.

Information About Your Fund's Expenses

This table is designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include the fund's proportionate share of expenses of its corresponding portfolio, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended September 30, 2007 and held for the entire period. The table illustrates the fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the fund's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Information As of 9/30/07 (Unaudited)

NEUBERGER BERMAN GOVERNMENT MONEY FUND

Actual	Beginning Account Value 4/01/07	Ending Account Value 9/30/07	Expenses Paid During the Period* 4/01/07 - 9/30/07	Expense Ratio
Investor Class	$1,000.00	$1,024.20	$2.23	.44%

Hypothetical (5% annual return before expenses)**
Investor Class	$1,000.00	$1,022.80	$2.23	.44%

*	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). The fund's expense ratio includes its proportionate share of the expenses of its corresponding master series.

**	Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 366.

Statement of Assets and Liabilities (Unaudited)

Lehman Brothers Income Funds

(000's omitted except per share amounts)

GOVERNMENT MONEY FUND
September 30, 2007
Assets
Investment in corresponding Master Series, at value (Note A)	$352,962
Receivable for Fund shares sold	29
Prepaid expenses and other assets	3

Total Assets	352,994

Liabilities
Distributions payable	1,153
Payable for Fund shares redeemed	65
Payable to administrator (Note B)	87
Accrued expenses and other payables	29

Total Liabilities	1,334

Net Assets at value	$351,660

Net Assets consist of:
Paid-in capital	$351,695
Accumulated net realized gains (losses) on investments	(35)

Net Assets at value	$351,660

Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	351,695

Net Asset Value, offering and redemption price per share
Investor Class	$1.00

See Notes to Financial Statements

Statement of Operations (Unaudited)

Lehman Brothers Income Funds

(000's omitted)

GOVERNMENT MONEY FUND
For the Six Months Ended September 30, 2007
Investment Income
Investment income from corresponding Master Series (Note A)	$7,434
Expenses from corresponding Master Series (Notes A & B)	(155)

Net investment income from corresponding Master Series	$7,279

Expenses:
Administration fees (Note B)	383
Shareholder servicing agent fees	14
Audit fees	9
Legal fees	26
Registration and filing fees	18
Shareholder reports	14
Trustees' fees and expenses	3
Miscellaneous	3

Total net expenses	470

Net investment income (loss)	6,809

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) from corresponding Master Series	(1)

Net increase (decrease) in net assets resulting from operations	$6,808

See Notes to Financial Statements

Statement of Changes in Net Assets

Lehman Brothers Income Funds

(000's omitted)

	GOVERNMENT MONEY FUND
	Six Months Ended September 30, 2007 (Unaudited)	Period from November 1, 2006 to March 31, 2007	Year Ended October 31, 2006
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$6,809	$5,865	$15,524
Net realized gain (loss) on investments	-	(7)	(10)
Net realized gain (loss) on investments from corresponding
Master Series	(1)	-	-
Net increase (decrease) in net assets resulting from operations	6,808	5,858	15,514

Distributions to Shareholders From (Note A):
Net investment income	(6,809)	(5,865)	(15,524)

From Fund Share Transactions (Note D):
Proceeds from shares sold	428,038	334,335	740,009
Proceeds from reinvestment of dividends and distributions	1,372	1,131	2,441
Payment for shares redeemed	(342,604)	(366,508)	(855,804)
Net increase (decrease) from Fund share transactions	86,806	(31,042)	(113,354)
Net Increase (Decrease) in Net Assets	86,805	(31,049)	(113,364)

Net Assets:
Beginning of period	264,855	295,904	409,268
End of period	$351,660	$264,855	$295,904
Undistributed net investment income (loss) at end of period	$-	$-	$-

See Notes to Financial Statements

Notes to Financial Statements Income Funds (Unaudited)

Note A-Summary of Significant Accounting Policies:

1	General: Neuberger Berman Government Money Fund ("Government Money") (the "Fund") is a separate operating series of Lehman Brothers Income Funds (formerly, Neuberger Berman Income Funds) (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund offers Investor Class shares. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

On February 28, 2007, Government Money converted from a single-fund structure to a "master-feeder" structure. Under the master-feeder structure, rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in the Fund's prospectus.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust, Government Master Series (the "Master Series") (commencement of operations December 18, 2006) that has an investment objective identical to, and a name similar to, that of the Fund. The value of the Fund's investment in the Master Series reflects the Fund's proportionate interest in the net assets of the Master Series (34.50% at September 30, 2007). The performance of the Fund is directly affected by the performance of the Master Series. The financial statements of the Master Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share. The Fund complies with Rule 2a-7 of the 1940 Act.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Fund valuation: The Fund records its investment in the Master Series at value. Investment securities held by the Master Series are valued as indicated in the notes following the Master Series' Schedule of Investments.

3	Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Master Series, timing differences and differing characterization of distributions made by the Fund as a whole.

As determined on March 31, 2007, there were no permanent differences resulting from different book and tax accounting.

The tax character of distributions paid during the period ended March 31, 2007, and the years ended October 31, 2006 and October 31, 2005 were as follows:

Distributions Paid From:

Taxable Income			Total
For the Period Ended March 31, 2007	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005	For the Period Ended March 31, 2007	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005
$5,864,940	$15,523,659	$9,987,018	$5,864,940	$15,523,659	$9,987,018

As of March 31, 2007, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Loss Carryforwards and Deferrals	Total
$925,111	$(33,787)	$891,324

The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments and capital loss carryforwards.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined on March 31, 2007, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Expiring in:
2012	2013	2014	2015
$14,846	$2,086	$10,498	$6,357

4	Distributions to shareholders: The Fund earns income, net of expenses, daily on its investment in the Master Series. It is the policy of the Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5	Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributed to the Fund are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Fund or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6	Other: All net investment income and realized and unrealized capital gains and losses of the Master Series are allocated pro rata among the Fund and any other investors in the Master Series (including any other investment companies), if any.

7

Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B-Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its administrator under an Administration Agreement. The Investor Class of the Fund pays Management an administration fee at the annual rate of 0.27% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

The Fund indirectly pays for investment management services through its investment in the Master Series at the annual rate of 0.08% of the average daily net assets (see Note B of Notes to Financial Statements of the Master Series).

Management has contractually undertaken to forgo current payment of fees and/or reimburse the Fund for its operating expenses plus its pro rata portion of its corresponding Master Series' operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

Contractual Expense Limitation(1)	Expiration	Contractual Reimbursement/ Waiver of Fees from Management for the Six Months Ended September 30, 2007
0.45%	10/31/10	$-

(1)	Expense limitation per annum of the Fund's average daily net assets.

The Fund has agreed to repay Management for fees and expenses forgone and/or its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation and the repayments are made within three years after the year in which Management issued the reimbursement or waived fees.

During the six months ended September 30, 2007, there was no repayment to Management under this agreement. At September 30, 2007, there were no contingent liabilities to Management under the agreement.

Management and Lehman Brothers Asset Management LLC ("LBAM"), sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

The Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of the Fund.

The Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2007, the impact of this arrangement was a reduction of expenses of $6,913 for the Fund.

Note C-Investment Transactions:

During the six months ended September 30, 2007, contributions and withdrawals in the Fund's investment in its corresponding Master Series were as follows:

(000's omitted)	Contributions	Withdrawals
	$390,498	$310,723

Note D-Fund Share Transactions:

Share activity at $1.00 per share for the six months ended September 30, 2007, the period ended March 31, 2007 and the year ended October 31, 2006 was as follows:

	For the Six Months Ended September 30, 2007				For the Period Ended March 31, 2007
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Investor Class	428,038	1,372	(342,604)	86,806	334,335	1,131	(366,508)	(31,042)

	For the Year Ended October 31, 2006
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Investor Class	740,009	2,441	(855,804)	(113,354)

Note E-Recent Accounting Pronouncement:

In September 2006, Financial Accounting Standards Board ("FASB") issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Fund's financial position or results of operations.

Note F-Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Government Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series' Financial Statements and notes thereto.

Investor Class†

	Six Months Ended September 30, 2007 (Unaudited)		Period from November 1, 2006^^ to March 31, 2007		Year Ended October 31,
					2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.0000		$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0240		.0200		.0429	.0230	.0060	.0078	.0149
Net Gains or Losses on Securities	(.0000)		(.0000)		(.0000)	(.0000)	.0000	.0000	.0000
Total From Investment Operations	.0240		.0200		.0429	.0230	.0060	.0078	.0149

Less Distributions From:
Net Investment Income	(.0240)		(.0200)		(.0429)	(.0230)	(.0060)	(.0078)	(.0149)
Net Capital Gains	-		-		-	-	(.0000)	(.0000)	(.0000)
Total Distributions	(.0240)		(.0200)		(.0429)	(.0230)	(.0060)	(.0078)	(.0149)
Net Asset Value, End of Period	$1.0000		$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return††	+2.42	%**	+2.01	%**@	+4.38%@	+2.33%@	+0.61%@	+0.78%@	+1.50%@

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$351.7		$264.9		$295.9	$409.3	$454.7	$1,078.3	$1,345.2
Ratio of Gross Expenses to Average Net Assets#	0.44	%*	.47	%*	.46%	.48%	.49%	.45%	.47%
Ratio of Net Expenses to Average Net Assets	0.44	%*	.47	%*‡	.45%‡	.47%‡	.49%‡	.45%‡	.47%‡
Ratio of Net Investment Income (Loss) to Average Net Assets	4.80	%*	4.78	%*	4.26%	2.25%	.57%	.78%	1.45%

See Notes to Financial Highlights

Notes to Financial Highlights Income Funds (Unaudited)

†

The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Master Series' income and expenses (except for the period from November 1, 2001 to February 28, 2007 when it was organized in a single-fund structure).

††

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.

‡

After reimbursement and/or waiver of a portion of certain expenses by Management (see Note B of Notes to Financial Statements of the Fund). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

	Period from November 1, 2006 to March 31, 2007	Year Ended October 31,
		2006	2005	2004	2003	2002
Government Money Investor Class	.48%	.47%	.49%	.58%	.57%	.55%

*	Annualized.

**	Not annualized.

#	The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

^^	The Fund's year end changed from October 31 to March 31.

@	Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements of the Fund).

Schedule of Investments Government Master Series (Unaudited)

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)

U.S. Government Agency Securities (48.8%)
$56	Fannie Mae, Bonds, 3.25%, due 1/15/08	AGY	AGY	$56
40,269	Fannie Mae, Disc. Notes, 4.80% - 5.25%, due 10/1/07 - 5/30/08	AGY	AGY	39,663
7,385	Fannie Mae, Notes, 5.25% - 6.63%, due 10/15/07 - 12/3/07	AGY	AGY	7,384
150	Federal Farm Credit Bank, Bonds, 3.00%, due 12/17/07	AGY	AGY	149
508	Federal Farm Credit Bank, Disc. Notes, 5.05% - 5.11%, due 11/20/07 - 2/1/08	AGY	AGY	503
95,660	Federal Farm Credit Bank, Floating Rate Bonds, 4.98% - 5.55%, due 10/1/07 - 11/28/07	AGY	AGY	95,660	µ
39,420	Federal Home Loan Bank, Bonds, 2.75% - 5.40%, due 10/3/07 - 8/14/08	AGY	AGY	39,388
64,500	Federal Home Loan Bank, Disc. Notes, 4.80% - 5.22%, due 10/31/07 - 7/18/08	AGY	AGY	63,714
160,500	Federal Home Loan Bank, Floating Rate Bonds, 4.12% - 5.54%, due 10/3/07 - 12/22/07	AGY	AGY	160,482	µ
53,919	Freddie Mac, Disc. Notes, 4.38% - 5.20%, due 10/15/07 - 9/15/08	AGY	AGY	53,267
25,000	Freddie Mac, Floating Rate Notes, 4.98%, due 10/26/07	AGY	AGY	24,997	µ
14,300	Freddie Mac, Notes, 2.85% - 5.38%, due 10/15/07 - 6/3/08	AGY	AGY	14,282
	Total U.S. Government Agency Securities			499,545

Repurchase Agreements (50.9%)
50,000	Bank of America Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $50,021,250, Collateralized by $68,880,451, Fannie Mae, 5.00%, due 4/1/35 (Collateral Value $51,000,000)			50,000
100,000	Barclays Capital Repurchase Agreement, 5.05%, due 10/1/07, dated 9/28/07, Maturity Value $100,042,083, Collateralized by $66,780,864, Fannie Mae, 4.50%, due 11/1/20 and $51,348,180, Freddie Mac, 5.50% & 6.00%, due 8/1/36 & 7/1/37 (Collateral Value $102,000,000)			100,000
100,000	Credit Suisse First Boston Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $100,042,500, Collateralized by $265,716,593, Fannie Mae, 0.00% - 7.00%, due 10/1/08 - 10/1/37 and $2,206,234, Freddie Mac, 5.50% - 9.00%, due 3/17/08 - 5/1/37 (Collateral Value $102,002,438)			100,000
70,500	Goldman Sachs Repurchase Agreement, 5.08%, due 10/1/07, dated 9/28/07, Maturity Value $70,529,845, Collateralized by $96,538,577, Fannie Mae, 2.49% - 4.98%, due 12/25/31 - 3/25/36 and $94,886,051, Freddie Mac, 4.00% - 6.50%, due 6/15/24 - 1/25/35 (Collateral Value $71,910,001)			70,500
25,000	Goldman Sachs Repurchase Agreement, 5.27%, due 10/3/07, dated 7/5/07, Maturity Value $25,321,750, Collateralized by $32,326,141, Fannie Mae, 5.58%, due 7/25/36 (Collateral Value $25,500,001)			25,000

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING		VALUE††
(000's omitted)		Moody's	S&P	(000's omitted)
$175,000	Merrill Lynch Repurchase Agreement, 5.10%, due 10/1/07, dated 9/28/07, Maturity Value $175,074,375, Collateralized by $266,830,036, Fannie Mae, 4.50% - 6.00%, due 8/1/18 - 2/1/37 (Collateral Value $178,503,818)			$175,000
	Total Repurchase Agreements			520,500

	Total Investments (99.7%)			1,020,045
	Cash, receivables and other assets, less liabilities (0.3%)			3,105
	Total Net Assets (100.0%)			$1,023,150

See Notes to Schedule of Investments

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited)

††	Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2007.

Statement of Assets and Liabilities (Unaudited)

Institutional Liquidity Trust

(000's omitted)

GOVERNMENT MASTER SERIES
September 30, 2007
Assets
Investments in securities, at value* (Note A)-see Schedule of Investments:
Unaffiliated issuers	$499,545
Repurchase agreements	520,500

1,020,045
Cash	405
Interest receivable	2,767
Prepaid expenses	25

Total Assets	1,023,242

Liabilities
Payable to investment manager (Note B)	62
Accrued expenses and other payables	30

Total Liabilities	92

Net Assets Applicable to Investors' Beneficial Interests	$1,023,150

Net Assets consist of:
Paid-in capital	$1,023,150

*Cost of investments:
Unaffiliated issuers	$1,020,045

See Notes to Financial Statements

Statement of Operations (Unaudited)

Institutional Liquidity Trust

(000's omitted)

GOVERNMENT MASTER SERIES
For the Six Months Ended September 30, 2007
Investment Income
Income:
Interest income-unaffiliated issuers (Note A)	$18,961

Expenses:
Investment management fees (Note B)	290
Audit fees	16
Custodian fees (Note B)	67
Insurance expense	8
Legal fees	5
Rating agency fees	4
Shareholder reports	3
Trustees' fees and expenses	13
Miscellaneous	6

Total expenses	412

Expenses reduced by custodian fee expense offset arrangement (Note B)	(20)

Total net expenses	392

Net investment income	$18,569

Realized and Unrealized Gain (Loss) on Investments (Note A)
Sales of investment securities of unaffiliated issuers	(6)

Net increase (decrease) in net assets resulting from operations	$18,563

See Notes to Financial Statements

Statement of Changes in Net Assets

Institutional Liquidity Trust

(000's omitted)

	GOVERNMENT MASTER SERIES
	Six Months Ended September 30, 2007 (Unaudited)	Period from December 18, 2006 (Commencement of Operations) to March 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$18,569	$7,760
Net realized gain (loss) on investments	(6)	-
Net increase (decrease) in net assets resulting from operations	18,563	7,760

Transactions in Investors' Beneficial Interest:
Contribution from initial capitalization	-	101
Contributions	1,677,075	1,008,073
Withdrawals	(1,442,247)	(246,175)
Net increase (decrease) from transactions in investors' beneficial interest	234,828	761,999
Net Increase (Decrease) in Net Assets	253,391	769,759

Net Assets:
Beginning of period	769,759	-
End of period	$1,023,150	$769,759

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Trust (Unaudited)

Note A-Summary of Significant Accounting Policies:

1	General: The Government Master Series (the "Master Series") is a separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Master Series had no operations until December 18, 2006 other than the contribution of beneficial interest from the Institutional Class of Government Portfolio and Neuberger Berman Management Inc., the Master Series' investment manager, ("Management") of $100,000 and $1,000, respectively, on December 4, 2006.

Other investment companies sponsored by Management and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

The assets of the Master Series belong only to that Master Series, and the liabilities of the Master Series are borne solely by that Master Series and no other series of the Trust.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series' Schedule of Investments.

3	Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4	Income tax information: It is the policy of the Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Master Series to conduct its operations so that its investors will be able to continue to or qualify as a regulated investment company. The Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5	Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Master Series are charged to the Master Series. Expenses of the Trust that are not directly attributed to the Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6

Repurchase agreements: The Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

7	Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B-Management Fees and Other Transactions with Affiliates:

The Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, the Master Series pays Management a fee at the annual rate of 0.08% of its average daily net assets

Management and LBAM, the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to the Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series' average daily net assets. The Master Series does not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

The Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2007, the impact of this arrangement was a reduction of expenses of $20,040 for the Master Series.

Note C-Securities Transactions:

All securities transactions for the Master Series were short-term.

Note D-Line of Credit:

On May 25, 2007 the Master Series became a participant in a single committed, unsecured $300,000,000 line of credit with State Street Bank and Trust Company ("State Street") and Bank of New York, as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.075% per annum of the unused available line of credit is charged, of which the Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $300,000,000 at any particular time.

On September 27, 2007 the Master Series became a participant in a single uncommitted, unsecured $150,000,000 line of credit with State Street, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $150,000,000 at any particular time.

The Master Series had no loans outstanding pursuant to either line of credit at September 30, 2007. During the six months ended September 30, 2007, the Master Series did not utilize either line of credit.

Note E-Recent Accounting Pronouncement:

In September 2006, Financial Accounting Standards Board ("FASB") issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series' financial position or results of operations.

Note F-Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Master Series without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Government Master Series

	Six Months Ended September 30, 2007 (Unaudited)		Period from December 18, 2006^ to March 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.13	%*
Net Expenses	.11	%*	.13	%*
Net Investment Income (Loss)	5.12	%*	5.17	%*
Total Return†	+2.59	%**	+1.49	%**
Net Assets, End of Period (in millions)	$1,023.2		$769.8

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Trust (Unaudited)

#	The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

†

Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of Income Funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted.

^	The date investment operations commenced.

*	Annualized.

**	Not annualized.

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

888.556.9030

Sub-Adviser

Lehman Brothers Asset Management LLC

200 South Wacker Drive

Suite 2100

Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 888-556-9030 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on September 27, 2007, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management Inc. ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the continuance of the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Government Master Series. Neuberger Berman Government Money Fund invests all of its net investable assets in Government Master Series. The term "Fund" is used throughout this section to refer to Government Portfolio or Government Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management. The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Lehman Brothers Asset Management have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services provided by Management and Lehman Brothers Asset Management; (2) the performance of the Fund compared to a relevant market index and a peer group of investment companies; (3) the costs of the services provided and profits or losses realized by Management and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale might be realized as the Fund grows; and (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in the Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to the Fund and whether the Agreements were in the best interests of the Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of the Fund. The Board considered the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to performance, the Board considered the performance of Neuberger Berman Government Money Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered the previous performance of Management in managing Neuberger Berman Government Money Fund prior to its investment of all of its net investable assets in Government Master Series. The Board also considered performance in relation to the degree of risk undertaken by the portfolio managers.

With respect to the overall fairness of the Agreements, the Board considered the Fund's fee structure under the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates from their relationship with the Fund.

The Board reviewed a comparison of the Fund's management fee and overall expense ratio to a peer group of comparable funds. The Board considered the mean and median of the management fees and expense ratios of the peer group. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Fund.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Fund. The Board noted that there were no advised or sub-advised funds or separate accounts managed in a similar style.

The Board also evaluated any actual or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered the relatively low level of the management fee and the contractual expense limit for the Fund.

The Board did not review profitability data for Management of Government Master Series because it has been operating for less than a year, but considered the profitability of Neuberger Berman Government Money Fund prior to its investment of all of its net investable assets in Government Master Series. The Board also carefully examined Management's cost allocation methodology and in recent years had an independent consultant review the methodology. It also reviewed an analysis from an independent data service on investment management profitability margins.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to the Fund; that the performance of the Fund was satisfactory; that the Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services expected to be provided; and that the expected benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the expected costs of providing the investment advisory services and the benefits accruing to the Fund.

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

800.877.9700

Web site: www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

  H0602 11/07

[K&L GATES WILL INSERT THE EDGARIZED ANNUAL REPORT HERE PRIOR TO FILING THIS FORM WITH THE SEC.]

Item 2. Code of Ethics

The Board of Trustees (“Board”) of Lehman Brothers Income Funds (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-3802 (filed July 10, 2006).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services

Only required in an annual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

The complete  schedule of  investments  for the series of the "master" fund in which the Registrant invests, Institutional Liquidity Trust, is disclosed in the Registrant's semi-annual report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q  is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-3802 (filed July 10, 2006).

(a)(2)

The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)

Not applicable to the Registrant.

(b)

The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEHMAN BROTHERS INCOME FUNDS

By:

 /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

 /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: November 29, 2007

By:

/s/ John M. McGovern

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date:  November 29, 2007